FIRST INVESTORS LIFE VARIABLE ANNUITY FUND A
     Supplement to Statement of Additional Information dated April 29, 1996

The following is an amended Appendix I:

                                   APPENDIX I

                                    EXAMPLE A
                    Formula and Illustration for Determining
                          the Net Investment Factor for
                               Separate Account A


Net Investment Factor = A + B
                        ----- - D
                          C

Where:
A  = The Net Asset  Value of a Fund  share,  plus  dividends  accrued  but not
     reinvested,   as  of   the   end   of   the   current   Valuation   Period.
     Assume.....................................................................     = $8.51000000

B  = The per share  amount  of any  dividend  or  capital  gains  distribution reinvested  since the end of the immediately  preceding  Valuation  Period.
     Assume.....................................................................     =           0

C  = The Net Asset  Value of a Fund  share,  plus  dividends  accrued  but not reinvested,  as of the end of the immediately  preceding  Valuation Period.
     Assume.....................................................................     = $8.39000000

D  = The daily deduction for mortality and expense risks, which totals .75% on
     an           annual           basis.           On          a          daily
     basis......................................................................     =   .00002054

Then, the Net Investment Factor = 8.51000000 + 0 - .00002054....................     =  1.01428220
                                      8.39000000

                                    EXAMPLE B
                    Formula and Illustration for Determining
                           Accumulation Unit Value for
                               Separate Account A

Accumulation Unit Value = A x B
Where:
A  = The  Accumulation  Unit  Value for the  immediately  preceding  Valuation
     Period.
     Assume.....................................................................     = $1.46328760

B  = The  Net   Investment   Factor  for  the   current   Valuation   Period.
     Assume.....................................................................     =  1.01428220

Then, the Accumulation Unit Value = $1.46328760 x 1.01072840....................     = $1.48418657


                                                               February 14, 1997
FIVA297